Disposal groups classified as held for sale	12 Months Ended
Dec. 31, 2024
Disposal groups classified as held for sale
Disposal groups classified as held for sale

4.Disposal groups classified as held for sale

As of December 31, 2024, the Company’s management committed to a plan to sell the following in connection with its Legacy Portfolio Optimization program (as defined below):

●	the Company signed an agreement to sell its renal dialysis clinics in Brazil, currently included in its Care Delivery Segment;
●	the Company signed an agreement to sell select assets of the Company’s wholly owned Spectra Laboratories, currently included in its Care Delivery segment; and
●	the Company has committed to a plan to sell its renal dialysis clinics and products business in Kazakhstan, currently included in its Care Delivery and Care Enablement segments, respectively.

Transactions which remain open as of the date of this report are subject to regulatory approvals or certain other closing conditions, but are expected to be completed within a year from the date of classification as assets held for sale. The sale of the select assets of the Company’s wholly owned Spectra Laboratories qualifies as a divestiture of a business. Immediately before the classification of the agreed-upon divestiture in Brazil as held for sale, an impairment loss was recognized and is included in other operating expenses in the consolidated statements of income. The carrying amount of the disposal group for the proposed divestiture of facilities in Brazil is recognized at its fair value less costs to sell. The portion of the non-recurring fair value measurement attributable to the Company and its shareholders of €82,544 for this transaction is categorized as level 3 of the fair value hierarchy using the preliminary purchase price (2023: €7,824). The proposed divestiture of the Company’s clinic network and products business in Kazakhstan and the select assets of the Company’s wholly owned Spectra Laboratories did not result in an impairment loss based upon the measurement of assets held for sale and the disposal groups are recorded at their carrying amount. See note 5 e) for further details on impairment losses based upon the measurement of assets held for sale as well as other impairment of assets related to the aforementioned proposed divestitures during 2024, 2023 and 2022.

As of December 31, 2024 and 2023, the following assets and liabilities were classified as held for sale:

Assets and liabilities of disposal groups classified as held for sale in € THOUS
	2024	2023

Cash and cash equivalents	5,141	23,733
Trade accounts and other receivables from unrelated parties	27,085	27,535
Property, plant and equipment	16,346	42,710
Right-of-use assets	5,915	114,602
Goodwill (1)	92,557	274,543
Other	13,969	24,477
Assets held for sale	161,013	507,600

Accounts payable to unrelated parties	1,628	12,880
Lease liabilities	6,097	128,653
Provisions and other liabilities	19,786	39,091
Liability directly associated with assets held for sale	27,511	180,624
(1)	Goodwill was allocated to the disposal groups on a relative fair value basis.

As of December 31, 2024 and 2023, the accumulated foreign currency translation losses recognized in other comprehensive income related to the disposal groups amounted to €44,693 and €4,230.

For information regarding disposal groups previously held for sale and subsequently divested, including the gains and losses recorded as a result of these divestitures, see notes 3 and 5 e).